Schedule of Investments (unaudited)
September 30, 2024
BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Building Products — 9.3%
Carlisle Cos., Inc.	22,950	$ 10,321,763
Cie de Saint-Gobain SA	143,250	13,064,750
Kingspan Group PLC	89,765	8,418,977
Trane Technologies PLC	49,900	19,397,627
		51,203,117
Chemicals — 2.7%
Air Liquide SA	35,439	6,843,624
Linde PLC	16,828	8,024,600
		14,868,224
Commercial Services & Supplies — 4.3%
Republic Services, Inc.	61,650	12,381,786
Waste Management, Inc.	52,650	10,930,140
		23,311,926
Construction & Engineering — 5.3%
Quanta Services, Inc.(a)	43,810	13,061,952
Vinci SA	137,050	16,020,669
		29,082,621
Electric Utilities — 25.0%
American Electric Power Co., Inc.(a)	114,150	11,711,790
Constellation Energy Corp.	41,350	10,751,827
Duke Energy Corp.(a)	101,168	11,664,670
EDP SA	1,810,100	8,255,489
Enel SpA	2,557,175	20,426,194
NextEra Energy, Inc.(a)(b)	367,280	31,046,178
PG&E Corp.	701,300	13,864,701
Southern Co.	143,350	12,927,303
SSE PLC	665,900	16,783,612
		137,431,764
Electrical Equipment — 10.3%
Eaton Corp. PLC	19,940	6,608,914
GE Vernova, Inc.(a)(c)	74,250	18,932,265
Hubbell, Inc.	18,400	7,881,639
Prysmian SpA	123,750	9,003,864
Schneider Electric SE	19,810	5,222,068
Vestas Wind Systems A/S(c)	410,821	9,039,576
		56,688,326
Electronic Equipment, Instruments & Components — 1.1%
Rogers Corp.(c)	27,250	3,079,523
Samsung SDI Co. Ltd.	10,750	3,103,904
		6,183,427
Ground Transportation — 2.6%
Canadian Pacific Kansas City Ltd.	79,300	6,782,233
Union Pacific Corp.	29,750	7,332,780
		14,115,013
Independent Power and Renewable Electricity Producers — 6.8%
EDP Renovaveis SA	434,699	7,584,978
Orron Energy AB(c)	3,401,100	2,776,192
RWE AG	429,045	15,631,310
Vistra Corp.	96,150	11,397,621
		37,390,101
Machinery — 2.2%
Ingersoll Rand, Inc.	124,050	12,176,748
Security	Shares	Value
Multi-Utilities — 14.7%
CenterPoint Energy, Inc.	216,000	$ 6,354,720
CMS Energy Corp.(a)	165,960	11,721,755
Dominion Energy, Inc.	109,998	6,356,785
National Grid PLC	1,652,288	22,839,572
NiSource, Inc.	221,600	7,678,440
Public Service Enterprise Group, Inc.(b)	118,392	10,561,750
Sempra(a)(b)	182,900	15,295,927
		80,808,949
Oil, Gas & Consumable Fuels — 10.6%
Cheniere Energy, Inc.	70,350	12,651,744
Hess Midstream LP, Class A	103,250	3,641,628
Pembina Pipeline Corp.	191,600	7,898,037
Targa Resources Corp.	77,800	11,515,178
TC Energy Corp.	135,600	6,445,875
Williams Cos., Inc.(a)(b)	352,805	16,105,548
		58,258,010
Semiconductors & Semiconductor Equipment — 4.1%
Analog Devices, Inc.	21,724	5,000,213
ASML Holding NV	5,600	4,658,415
Canadian Solar, Inc.(c)(d)	88,290	1,479,740
First Solar, Inc.(c)	12,884	3,213,785
ON Semiconductor Corp.(c)	67,600	4,908,436
STMicroelectronics NV	110,850	3,310,462
		22,571,051
Total Long-Term Investments — 99.0% (Cost: $348,551,692)		544,089,277
Short-Term Securities
Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(e)(f)(g)	582,873	583,397
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.83%(e)(f)	13,555,642	13,555,642
Total Short-Term Securities — 2.6% (Cost: $14,138,901)		14,139,039
Total Investments Before Options Written — 101.6% (Cost: $362,690,593)		558,228,316
Options Written — (1.4)% (Premiums Received: $(4,960,662))		(7,730,292)
Total Investments, Net of Options Written — 100.2% (Cost: $357,729,931)		550,498,024
Liabilities in Excess of Other Assets — (0.2)%		(859,783)
Net Assets — 100.0%		$ 549,638,241

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Trust.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 582,450 (a)	$ —	$ 809	$ 138	$ 583,397	582,873	$ 1,208 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	5,318,307	8,237,335 (a)	—	—	—	13,555,642	13,555,642	279,131	—
SL Liquidity Series, LLC, Money Market Series(c)	1,297,977	—	(1,298,026)(a)	52	(3)	—	—	2,759 (b)	—
				$ 861	$ 135	$ 14,139,039		$ 283,098	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Analog Devices, Inc.	30	10/11/24	USD	235.00	USD	691	$ (7,350)
Cheniere Energy, Inc.	82	10/11/24	USD	185.00	USD	1,475	(6,355)
First Solar, Inc.	22	10/11/24	USD	250.00	USD	549	(19,360)
ON Semiconductor Corp.	149	10/11/24	USD	77.00	USD	1,082	(15,943)
PG&E Corp.	166	10/11/24	USD	20.00	USD	328	(3,071)
Waste Management, Inc.	44	10/11/24	USD	210.00	USD	913	(6,050)
American Electric Power Co., Inc.	275	10/18/24	USD	100.10	USD	2,822	(90,771)
Canadian Pacific Kansas City Ltd.	184	10/18/24	CAD	115.00	CAD	2,128	(32,312)
Carlisle Cos., Inc.	61	10/18/24	USD	410.00	USD	2,743	(253,455)
CenterPoint Energy, Inc.	310	10/18/24	USD	27.00	USD	912	(79,825)
Dominion Energy, Inc.	117	10/18/24	USD	55.00	USD	676	(36,270)
Duke Energy Corp.	295	10/18/24	USD	115.00	USD	3,401	(57,525)
Duke Energy Corp.	65	10/18/24	USD	120.00	USD	749	(1,463)
Eaton Corp. PLC	34	10/18/24	USD	310.00	USD	1,127	(80,580)
GE Vernova, Inc.	165	10/18/24	USD	195.00	USD	4,207	(1,002,375)
Hess Midstream LP, Class A	180	10/18/24	USD	36.00	USD	635	(14,850)
Hubbell, Inc.	22	10/18/24	USD	400.00	USD	942	(69,740)
Ingersoll Rand, Inc.	106	10/18/24	USD	92.50	USD	1,040	(63,398)
Linde PLC	27	10/18/24	USD	465.00	USD	1,288	(40,905)
NextEra Energy, Inc.	288	10/18/24	USD	80.00	USD	2,434	(151,920)
PG&E Corp.	639	10/18/24	USD	20.00	USD	1,263	(16,933)
Public Service Enterprise Group, Inc.	207	10/18/24	USD	80.00	USD	1,847	(207,000)
Quanta Services, Inc.	71	10/18/24	USD	290.00	USD	2,117	(94,785)
Republic Services, Inc.	99	10/18/24	USD	210.00	USD	1,988	(3,465)
Rogers Corp.	95	10/18/24	USD	110.00	USD	1,074	(47,025)
Southern Co.	258	10/18/24	USD	87.50	USD	2,327	(85,140)
Targa Resources Corp.	136	10/18/24	USD	155.00	USD	2,013	(16,320)
Trane Technologies PLC	83	10/18/24	USD	400.00	USD	3,226	(33,200)
Union Pacific Corp.	22	10/18/24	USD	250.00	USD	542	(6,050)
Vistra Corp.	170	10/18/24	USD	115.00	USD	2,015	(121,550)
Williams Cos., Inc.	603	10/18/24	USD	46.00	USD	2,753	(40,702)
Analog Devices, Inc.	46	10/25/24	USD	235.00	USD	1,059	(21,620)
Cheniere Energy, Inc.	82	10/25/24	USD	185.00	USD	1,475	(14,760)
First Solar, Inc.	23	10/25/24	USD	260.00	USD	574	(20,815)
NextEra Energy, Inc.	248	10/25/24	USD	88.00	USD	2,096	(28,148)
Union Pacific Corp.	48	10/25/24	USD	250.00	USD	1,183	(23,280)
Vistra Corp.	166	10/25/24	USD	88.00	USD	1,968	(517,090)
Williams Cos., Inc.	603	10/25/24	USD	46.00	USD	2,753	(66,330)

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Cheniere Energy, Inc.	82	11/01/24	USD	185.00	USD	1,475	$ (21,730)
Constellation Energy Corp.	72	11/01/24	USD	290.00	USD	1,872	(25,920)
NextEra Energy, Inc.	362	11/01/24	USD	88.00	USD	3,060	(56,653)
ON Semiconductor Corp.	87	11/01/24	USD	75.00	USD	632	(28,536)
Waste Management, Inc.	142	11/01/24	USD	210.00	USD	2,948	(70,290)
Constellation Energy Corp.	72	11/08/24	USD	290.00	USD	1,872	(45,360)
American Electric Power Co., Inc.	125	11/15/24	USD	105.00	USD	1,283	(24,375)
Canadian Pacific Kansas City Ltd.	93	11/15/24	CAD	118.00	CAD	1,076	(17,122)
Carlisle Cos., Inc.	19	11/15/24	USD	460.00	USD	855	(32,965)
CenterPoint Energy, Inc.	446	11/15/24	USD	29.00	USD	1,312	(54,635)
CMS Energy Corp.	284	11/15/24	USD	70.26	USD	2,006	(55,317)
Dominion Energy, Inc.	273	11/15/24	USD	57.50	USD	1,578	(55,965)
Eaton Corp. PLC	35	11/15/24	USD	313.00	USD	1,160	(85,638)
GE Vernova, Inc.	95	11/15/24	USD	230.00	USD	2,422	(325,375)
Hess Midstream LP, Class A	180	11/15/24	USD	36.00	USD	635	(20,700)
Hubbell, Inc.	42	11/15/24	USD	430.00	USD	1,799	(77,280)
Ingersoll Rand, Inc.	328	11/15/24	USD	95.50	USD	3,220	(183,014)
Linde PLC	31	11/15/24	USD	480.00	USD	1,478	(39,060)
NextEra Energy, Inc.	387	11/15/24	USD	80.00	USD	3,271	(271,867)
NiSource, Inc.	775	11/15/24	USD	35.00	USD	2,685	(54,250)
PG&E Corp.	846	11/15/24	USD	20.00	USD	1,673	(52,452)
Quanta Services, Inc.	82	11/15/24	USD	290.00	USD	2,445	(173,020)
Republic Services, Inc.	116	11/15/24	USD	200.00	USD	2,330	(77,720)
Sempra	435	11/15/24	USD	85.62	USD	3,638	(59,521)
Southern Co.	259	11/15/24	USD	90.00	USD	2,336	(69,930)
Trane Technologies PLC	91	11/15/24	USD	380.00	USD	3,537	(208,390)
Union Pacific Corp.	34	11/15/24	USD	255.00	USD	838	(16,150)
Williams Cos., Inc.	28	11/15/24	USD	46.00	USD	128	(4,060)
Pembina Pipeline Corp.	533	12/20/24	CAD	56.00	CAD	2,971	(55,174)
PG&E Corp.	803	12/20/24	USD	20.20	USD	1,588	(58,944)
Sempra	316	12/20/24	USD	83.05	USD	2,643	(108,170)
							$ (5,827,314)
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EDP SA	Bank of America N.A.	40,500	10/01/24	EUR	3.87	EUR	166	$ (10,295)
Enel SpA	Bank of America N.A.	296,100	10/01/24	EUR	6.66	EUR	2,125	(170,484)
Schneider Electric SE	Citibank N.A.	2,000	10/01/24	EUR	230.69	EUR	474	(12,497)
Vestas Wind Systems A/S	Goldman Sachs International	82,700	10/02/24	DKK	169.83	DKK	12,186	—
EDP Renovaveis SA	Bank of America N.A.	18,400	10/03/24	EUR	14.06	EUR	288	(33,969)
National Grid PLC	UBS AG	69,100	10/03/24	GBP	10.08	GBP	714	(21,468)
Public Service Enterprise Group, Inc.	Morgan Stanley & Co. International PLC	20,700	10/07/24	USD	81.30	USD	1,847	(166,635)
RWE AG	Citibank N.A.	150,200	10/08/24	EUR	33.05	EUR	4,916	(46,617)
SSE PLC	Bank of America N.A.	30,000	10/08/24	GBP	19.15	GBP	566	(5,446)
TC Energy Corp.	Morgan Stanley & Co. International PLC	29,400	10/11/24	CAD	60.19	CAD	1,890	(94,193)
CMS Energy Corp.	Barclays Bank PLC	29,600	10/18/24	USD	68.67	USD	2,091	(75,378)
Targa Resources Corp.	JPMorgan Chase Bank N.A.	13,600	10/21/24	USD	142.85	USD	2,013	(88,338)
EDP Renovaveis SA	Morgan Stanley & Co. International PLC	40,900	10/22/24	EUR	15.23	EUR	641	(33,232)
EDP SA	Bank of America N.A.	96,500	10/22/24	EUR	3.95	EUR	395	(20,025)
Kingspan Group PLC	UBS AG	14,400	10/22/24	EUR	81.39	EUR	1,213	(63,247)
SSE PLC	Morgan Stanley & Co. International PLC	187,800	10/23/24	GBP	20.13	GBP	3,540	(18,161)
Vestas Wind Systems A/S	Goldman Sachs International	82,100	10/23/24	DKK	158.05	DKK	12,097	(20,712)
TC Energy Corp.	Morgan Stanley & Co. International PLC	26,600	10/24/24	CAD	61.90	CAD	1,710	(60,449)
Air Liquide SA	Citibank N.A.	5,100	10/30/24	EUR	171.45	EUR	885	(29,033)
ASML Holding NV	Morgan Stanley & Co. International PLC	1,050	10/30/24	EUR	776.34	EUR	785	(30,430)
Cie de Saint-Gobain SA	Bank of America N.A.	21,800	10/30/24	EUR	79.97	EUR	1,786	(90,950)
EDP SA	Bank of America N.A.	269,700	10/30/24	EUR	4.21	EUR	1,105	(16,794)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

OTC Options Written (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Kingspan Group PLC	Citibank N.A.	17,000	10/30/24	EUR	79.30	EUR	1,432	$ (112,864)
National Grid PLC	Goldman Sachs International	273,400	10/30/24	GBP	10.59	GBP	2,827	(50,972)
Prysmian SpA	Citibank N.A.	20,600	10/30/24	EUR	62.86	EUR	1,346	(78,398)
Vinci SA	Citibank N.A.	48,000	10/30/24	EUR	109.57	EUR	5,041	(55,956)
EDP Renovaveis SA	Bank of America N.A.	92,900	11/07/24	EUR	16.67	EUR	1,456	(25,224)
EDP SA	Bank of America N.A.	96,500	11/07/24	EUR	4.23	EUR	395	(6,712)
Pembina Pipeline Corp.	Morgan Stanley & Co. International PLC	13,700	11/08/24	CAD	55.41	CAD	764	(12,776)
ASML Holding NV	Citibank N.A.	850	11/12/24	EUR	774.68	EUR	635	(31,817)
Cie de Saint-Gobain SA	Goldman Sachs International	28,300	11/12/24	EUR	85.63	EUR	2,319	(54,144)
EDP SA	Bank of America N.A.	46,200	11/12/24	EUR	4.15	EUR	189	(5,215)
Prysmian SpA	Citibank N.A.	22,700	11/12/24	EUR	67.14	EUR	1,484	(36,614)
STMicroelectronics NV	UBS AG	38,800	11/12/24	EUR	26.24	EUR	1,041	(78,941)
TC Energy Corp.	Royal Bank of Canada	27,800	11/12/24	CAD	63.34	CAD	1,787	(45,847)
Air Liquide SA	Bank of America N.A.	7,300	11/14/24	EUR	179.70	EUR	1,266	(19,313)
EDP SA	Morgan Stanley & Co. International PLC	84,200	11/14/24	EUR	4.21	EUR	345	(7,389)
Enel SpA	Goldman Sachs International	599,000	11/14/24	EUR	7.36	EUR	4,298	(70,985)
National Grid PLC	Goldman Sachs International	235,800	11/14/24	GBP	10.56	GBP	2,438	(70,475)
Schneider Electric SE	Citibank N.A.	5,000	11/14/24	EUR	247.56	EUR	1,184	(30,983)
								$ (1,902,978)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Building Products	$ 29,719,390	$ 21,483,727	$ —	$ 51,203,117
Chemicals	8,024,600	6,843,624	—	14,868,224
Commercial Services & Supplies	23,311,926	—	—	23,311,926
Construction & Engineering	13,061,952	16,020,669	—	29,082,621
Electric Utilities	91,966,469	45,465,295	—	137,431,764
Electrical Equipment	33,422,818	23,265,508	—	56,688,326
Electronic Equipment, Instruments & Components	3,079,523	3,103,904	—	6,183,427
Ground Transportation	14,115,013	—	—	14,115,013
Independent Power and Renewable Electricity Producers	11,397,621	25,992,480	—	37,390,101
Machinery	12,176,748	—	—	12,176,748

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Multi-Utilities	$ 57,969,377	$ 22,839,572	$ —	$ 80,808,949
Oil, Gas & Consumable Fuels	58,258,010	—	—	58,258,010
Semiconductors & Semiconductor Equipment	14,602,174	7,968,877	—	22,571,051
Short-Term Securities
Money Market Funds	14,139,039	—	—	14,139,039
	$385,244,660	$172,983,656	$—	$558,228,316
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (5,122,541)	$ (2,607,751)	$ —	$ (7,730,292)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
LP	Limited Partnership
Schedule of Investments